Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax benefits	$ 14,841,000	$ 13,762,000	$ 12,310,000
Statutory income tax rate (as a percent)	34.00%
Income tax expense related to the realized gain and loss, respectively, on sale of securities	$ 176,000	71,000	209,000
Accrued or recognized interest or penalties related to uncertain tax positions	0	$ 0	$ 0
Unrecognized tax benefits	$ 0
Period for change of unrecognized tax benefits	12 months
Deferred tax asset that we did not prevail on all uncertain tax position	$ 13,200,000